RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Schedule of related party agreements and transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2023	2022	2023	2022
Revenues
Power purchase and revenue agreements	$3	$20	$68	$59

Direct operating costs
Energy purchases	$(3)	$(8)	$(10)	$(12)
Energy marketing fee & other services	(3)	(2)	(6)	(7)
	$(6)	$(10)	$(16)	$(19)

Interest expense
Borrowings	$(6)	$(6)	$(10)	$(10)

Other
Interest income	$3	$3	$5	$5
Dividend income	3	—	4	—
Other related party services	(1)	(1)	(2)	(2)

Management service agreement	$(32)	$(43)	$(68)	$(95)

Disclosure Of Impact Of Transactions Between Related Parties
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2023	December 31, 2022
Current assets
Due from related parties
Amounts due from	Brookfield	$36	$41
	The partnership	914	563
	Equity-accounted investments and other	13	11
		$963	$615

Financial instrument asset	Brookfield	197	292

Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$31	$37
	The partnership	363	315
	Equity-accounted investments and other	18	12
	Brookfield Reinsurance and associates	101	$100
		$513	$464
Non-recourse borrowings	Brookfield	21	1
		$534	$465
Non-current liabilities
	Brookfield Reinsurance and associates	15	15
		$15	$15